Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Share capital [Abstract]
Share Capital
Number of outstanding shares
At December 31, 2025	62,029,395
Share issue from offering	6,527,779
Share option exercise[1]	85,113
At June 30, 2026	68,642,287
[1] See Note 13